Investment Strategy - American Century ETF Trust - American Century Securitized Credit ETF	May 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securitized credit investments. The fund generally intends to focus on investment grade, U.S. securitized debt securities in non-traditional asset-backed sectors (such as aircraft leases, equipment leases, consumer loans, cell towers, and digital infrastructure). The fund may also invest in residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and government and non-government agency securities..
Using a combination of top-down and bottom-up inputs, the portfolio managers select securities using a process integrates proprietary fundamental research and quantitative model inputs as well as qualitative assessments in order to identify inherent market inefficiencies, which create investment opportunities. The fund’s investment process analyzes the performance of credits to conduct stress tests and assigns a credit score for each security in the investment universe which the portfolio managers use to analyze investments for the fund. The fund invests primarily in investment-grade securities but may also invest a portion of its assets in high-yield debt securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The fund will invest primarily in U.S. dollar-denominated securities.. The fund has no average maturity or duration limitations, but will typically be managed with a duration of less than 5 years.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securitized credit investments.